World Omni Auto Receivables Trust 2009-A	Exhibit 99.1
Monthly Servicer Certificate
June 30, 2009

Dates Covered
Collections Period	06/01/09 - 06/30/09
Interest Accrual Period	06/15/09 - 07/14/09
30/360 Days	30
Actual/360 Days	30
Distribution Date	07/15/09

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/09	813,564,629.74	41,640
Yield Supplement Overcollateralization Amount at 05/31/09	57,858,266.84	0

Receivables Balance at 05/31/09	871,422,896.58	41,640
Principal Payments	22,305,708.46	375
Defaulted Receivables	406,818.81	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/09	55,653,986.08	0

Pool Balance at 06/30/09	793,056,383.23	41,248

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	909,227,338.10	42,231

Delinquent Receivables:
Past Due 31-60 days	5,453,259.43	241
Past Due 61-90 days	1,676,561.56	69
Past Due 91 + days	356,943.99	14

Total	7,486,764.98	324

Total 31+ Delinquent as % Ending Pool Balance	0.94%

Recoveries	301,987.26

Aggregate Net Losses—Jun 2009	104,831.55

Overcollateralization Target Amount	27,756,973.41

Actual Overcollateralization	26,482,852.39

Weighted Average APR	4.61%
Weighted Average APR, Yield Adjusted	7.83%
Weighted Average Remaining Term	56.51

Flow of Funds	$ Amount
Collections	26,011,415.24
Advances	16,307.66
Investment Earnings on Cash Accounts	12,089.93
Servicing Fee	(726,185.75)

Available Funds	25,313,627.08

Distributions of Available Funds
(1) Class A Interest	1,944,526.97
(2) Noteholders’ First Priority Principal Distributable Amount	0.00
(3) Class B Interest	0.00
(4) Noteholders’ Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	23,369,100.11
(7) Distribution to Certificateholders	0.00
Total Distributions of Available Funds	25,313,627.08

Servicing Fee	726,185.75
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount
Original Class A	750,000,000.00
Original Class B	78,389,000.00

Total Class A & B
Note Balance @ 06/15/09	789,942,630.95
Principal Paid	23,369,100.11
Note Balance @ 07/15/09	766,573,530.84

Class A-1
Note Balance @ 06/15/09	124,553,630.95
Principal Paid	23,369,100.11
Note Balance @ 07/15/09	101,184,530.84
Note Factor @ 07/15/09	62.0763993%

Class A-2
Note Balance @ 06/15/09	192,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/09	192,000,000.00
Note Factor @ 07/15/09	100.0000000%

Class A-3
Note Balance @ 06/15/09	248,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/09	248,000,000.00
Note Factor @ 07/15/09	100.0000000%

Class A-4
Note Balance @ 06/15/09	147,000,000.00
Principal Paid	0.00
Note Balance @ 07/15/09	147,000,000.00
Note Factor @ 07/15/09	100.0000000%

Class B
Note Balance @ 06/15/09	78,389,000.00
Principal Paid	0.00
Note Balance @ 07/15/09	78,389,000.00
Note Factor @ 07/15/09	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	1,944,526.97
Total Principal Paid	23,369,100.11

Total Paid	25,313,627.08

Class A-1
Coupon	1.62173%
Interest Paid	168,326.97
Principal Paid	23,369,100.11

Total Paid to A-1 Holders	23,537,427.08

Class A-2
Coupon	2.88000%
Interest Paid	460,800.00
Principal Paid	0.00

Total Paid to A-2 Holders	460,800.00

Class A-3
Coupon	3.33000%
Interest Paid	688,200.00
Principal Paid	0.00

Total Paid to A-3 Holders	688,200.00

Class A-4
Coupon	5.12000%
Interest Paid	627,200.00
Principal Paid	0.00

Total Paid to A-4 Holders	627,200.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	2.3473597
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.2102975

Total Distribution Amount	30.5576572

A-1 Interest Distribution Amount	1.0326808
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	143.3687123

Total A-1 Distribution Amount	144.4013931

A-2 Interest Distribution Amount	2.4000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	2.4000000

A-3 Interest Distribution Amount	2.7750000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	2.7750000

A-4 Interest Distribution Amount	4.2666667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	4.2666667

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.0000000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	—
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 05/31/09	53,399.63
Balance as of 06/30/09	69,707.29
Change	16,307.66

Reserve Fund
Balance as of 06/15/09	2,118,681.41
Investment Earnings	961.49
Investment Earnings Paid	(961.49)
Deposit/(Withdrawal)	0.00
Balance as of 07/15/09	2,118,681.41
Change	—

Reserve Fund Requirement	2,118,681.41